Contracts in Progress - Schedule of cost and billings on uncompleted construction type long term contracts or programs (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Costs incurred on contracts (from inception to completion)	$ 185.8	$ 152.5
Estimated earnings	133.2	108.9
Contracts in progress	319.0	261.4
Less: billings to date	(261.9)	(209.8)
Less: write-offs	(2.7)	0.0
Costs in Excess of Billings	$ 54.4	$ 51.6